Goodwill	3 Months Ended
Mar. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill Disclosure
Goodwill
The changes in the carrying amount of goodwill were as follows:

(in millions)	QVC-U.S.	QVC-U.K.	QVC-Germany	QVC-Japan	QVC-Italy	Total
Balance as of December 31, 2012	$4,190	212	334	349	149	5,234
Exchange rate fluctuations	—	(14)	(9)	(28)	(4)	(55)
Balance as of March 31, 2013	$4,190	198	325	321	145	5,179